UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

 This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on July 31, 2019.

The purpose of this amendment is to revise information under Item 7 relating to a change in sponsor interest in the securities.

No modifications were made to the Monthly Distribution Report.

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   June 18, 2019 to July 17, 2019

Commission File Number of issuing entity:  333-172366-04

Central Index Key Number of issuing entity:  0001556601

Wells Fargo Commercial Mortgage Trust 2012-LC5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-172366

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541468

Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000729153

NatWest Markets Plc (formerly known as The Royal Bank of Scotland plc)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541615

RBS Financial Products Inc.
(Exact name of sponsor as specified in its charter)

Anthony J. Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3886970
38-3886971
38-3886972
38-7064494
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2019 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2012-LC5.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Wells Fargo Commercial Mortgage Trust 2012-LC5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on July 17, 2019

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
0	N/A	1	$6,228,051.21

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2012-LC5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from June 18, 2019 to July 17, 2019.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on May 14, 2019. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 14, 2019. The Central Index Key number for Wells Fargo is 0000740906.

Ladder Capital Finance LLC ("LCF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 11, 2019. The Central Index Key number for LCF is 0001541468.

NatWest Markets Plc (formerly known as The Royal Bank of Scotland plc) ("NatWest plc"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 16, 2017. The Central Index Key number for NatWest plc is 0000729153.

RBS Financial Products Inc. ("RBSFP"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 15, 2019. The Central Index Key number for RBSFP is 0001541615.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Since June 18, 2014, a group of institutional investors have filed civil complaints in the Supreme Court of the State of New York, New York County, and later the U.S. District Court for the Southern District of New York against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee for certain residential mortgage backed securities (“RMBS”) trusts.  The complaints against Wells Fargo Bank alleged that the trustee caused losses to investors and asserted causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought included money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Wells Fargo Bank has reached an agreement, in which it denies any wrongdoing, to resolve these claims on a classwide basis for the 271 RMBS trusts currently at issue.  On May 6, 2019, the court entered an order approving the settlement agreement.  Separate lawsuits against Wells Fargo Bank making similar allegations filed by certain other institutional investors concerning 57 RMBS trusts in New York federal and state court are not covered by the agreement.  With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

Item 6. Significant Obligors of Pool Assets.

The Westside Pavilion mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on September 27, 2012. The Westside Pavilion mortgage loan was defeased. Significant obligor financial information is omitted from this periodic report on Form 10-D and will be omitted from future periodic reports on Form 10-D for this issuing entity.

Item 7. Change in Sponsor Interest in the Securities.

Certificateholder	Class of Certificates	Amount Purchased or Acquired in Distribution Period (2)	Amount Sold or Disposed of in Distribution Period(2)	Amount Held at End of Distribution Period(2)
Tuebor Securities LLC(1)	B	N/A	$1,250,000	N/A

(1) Tuebor Securities LLC is an affiliate of Ladder Capital Finance LLC, a Sponsor.

(2) Amount based on original principal amount or denomination.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2012-LC5, relating to the July 17, 2019 distribution (filed as Exhibit 99.1 to the registrant`s Form 10-D filed on July 31, 2019 under the commission File No. 333-172366-04 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra, President

Date: August 13, 2019